FINANCIAL INSTRUMENTS AND RELATED RISKS (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Accounts and other receivables and loan receivable	$ 1,202,745	$ 839,793
Percentage of change in exchange rate	1.00%
Net loss due to change in exchange rate	$ 5,000